GENERAL AND ADMINISTRAVITE EXPENSE (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative	105,041	110,260	93,844
Share-based compensation expense	21,548	27,025	15,503
General and Administrative Expense
General and administrative	83,493	83,235	78,341